Expected Long-Term Rate of Return on Assets Assumption (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Expected Long-Term Rate of Return on Assets Assumption
Weighted average expected long-term rate of return		6.70%
EFH Retirement Plan
Expected Long-Term Rate of Return on Assets Assumption
Weighted average expected long-term rate of return		7.40%	[1]
EFH Retirement Plan | US Equities
Expected Long-Term Rate of Return on Assets Assumption
Weighted average expected long-term rate of return		7.70%
EFH Retirement Plan | International Equities
Expected Long-Term Rate of Return on Assets Assumption
Weighted average expected long-term rate of return		9.30%
EFH Retirement Plan | Fixed income
Expected Long-Term Rate of Return on Assets Assumption
Weighted average expected long-term rate of return		4.10%
EFH Retirement Plan | Other
Expected Long-Term Rate of Return on Assets Assumption
Weighted average expected long-term rate of return		0.60%
OPEB Plan
Expected Long-Term Rate of Return on Assets Assumption
Weighted average expected long-term rate of return	6.70%	6.80%		7.10%	7.60%
OPEB Plan | 401(h) accounts | US Equities
Expected Long-Term Rate of Return on Assets Assumption
Weighted average expected long-term rate of return		7.40%
OPEB Plan | Life Insurance VEBA | International Equities
Expected Long-Term Rate of Return on Assets Assumption
Weighted average expected long-term rate of return		6.40%
OPEB Plan | Union Veba | Fixed income
Expected Long-Term Rate of Return on Assets Assumption
Weighted average expected long-term rate of return		6.40%
OPEB Plan | Non-Union VEBA | Other
Expected Long-Term Rate of Return on Assets Assumption
Weighted average expected long-term rate of return		3.20%

[1]	The 2013 expected long-term rate of return for the nonregulated portion of the Oncor Retirement Plan is 4.10%.